Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	¥ 44,826		¥ 60,891
Equity securities with readily determinable fair values	16,528		12,622
Long-term investments	¥ 61,354	$ 8,642	¥ 73,513